Document and Entity Information	Jun. 28, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 28, 2023
Entity File Number	001-39439
Entity Registrant Name	ATI PHYSICAL THERAPY, INC.
Entity Central Index Key	0001815849
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-1408039
Entity Address, Address Line One	790 Remington Boulevard
Entity Address, City or Town	Bolingbrook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60440
City Area Code	630
Local Phone Number	296-2223
Title of 12(b) Security	Class A Common Stock, $0.0001 par value
Trading Symbol	ATIP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false